OTHER FINANCIAL ITEMS, NET OTHER FINANCIAL ITEMS, NET (Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	May. 31, 2015
Other Financial Items- Text Details [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 173,000	$ 5,200,000	$ (4,500,000)
Proceeds from redemption of Horizon loan notes and warrants	71,681,000	0	0
Accounts and Notes Receivable, Net	0		23,700,000	$ 25,900,000
Warrants and Rights Outstanding			1,200,000	$ 1,200,000
Gain on redemption of Horizon loan notes and warrants	$ 44,552,000	$ 0	$ 0